STATEMENT OF ADDITIONAL INFORMATION

(SAI) SUPPLEMENT MARCH 31, 1997*
IDS Intermediate Tax-Exempt Fund (October 11, 1996) Form No. S-6353 A (10-96)

The SAI has been revised to include:

Financial statements
Statement of assets and liabilities
IDS Intermediate Tax-Exempt  Fund
Jan. 31, 1997

                                     Assets

Investments in securities, at value (Note 1)                                                 (Unaudited)
   (identified cost $9,918,994)                                                              $ 9,937,765
Accrued interest receivable                                                                       82,796
Cash in bank on demand deposit                                                                    57,787
Other receivables                                                                                 40,114
Expense receivable from AEFC                                                                         326
Organizational cost                                                                                  105
Total assets                                                                                 $10,118,893

Liabilities

Dividends payable to shareholders                                                                  1,586
Payable for investment securities purchased                                                      506,757
Accrued investment management services fee  117
Accrued distribution fee                                                                              49
Accrued service fee                                                                                   46
Accrued transfer agency fee                                                                           15
Accrued administrative services fee                                                                   10
Other accrued expenses                                                                            18,036
Total liabilities                                                                                526,616
Net assets applicable to outstanding capital stock                                           $ 9,592,277

Represented by

Capital stock -- $.01 par value (Note 1)                                                     $    19,035
Additional paid-in capital                                                                     9,554,111
Undistributed net investment income                                                                  360
Unrealized appreciation                                                                           18,771
Total -- representing net assets applicable to outstanding capital stock                     $ 9,592,277

Net assets applicable to outstanding shares:                Class A                          $ 7,189,341
                                                            Class B                          $ 2,401,923
                                                            Class Y                          $     1,013
Net asset value per share of outstanding capital stock:     Class A shares     1,426,642     $      5.04
                                                            Class B shares       476,690     $      5.04
                                                            Class Y shares           201     $      5.04

See accompanying notes to financial statements.

* 3/97 Valid until next SAI update
Destroy January 29, 1998

Statement of operations
IDS Intermediate Tax-Exempt Fund
Period ended Jan. 31, 1997

                                         Investment income

Income:                                                                                      (Unaudited)
Interest                                                                                     $    43,824

Expenses (Note 2):
Investment management services fee                                                                 4,742
Distribution fee -- Class B                                                                        1,950
Transfer agency fee                                                                                  598
Incremental transfer agency fee -- Class B                                                            10
Service fee
   Class A                                                                                         1,389
   Class B                                                                                           455
Administrative services fees and expenses                                                            421
Compensation of officers                                                                              64
Custodian fees                                                                                     1,701
Postage                                                                                            1,660
Registration fees                                                                                 17,863
Reports to shareholders                                                                            1,011
Audit fees                                                                                         2,659
Administrative                                                                                       572
Other                                                                                                318
Total expenses                                                                                    35,413
   Expenses voluntarily reimbursed by AEFC (Note 2)                                             (23,942)
                                                                                                  11,471
   Earnings credits on cash balances (Note 2)                                                       (300)
Total net expenses                                                                                11,171
Investment income -- net                                                                          32,653
                                      Unrealized gain -- net

Net change in unrealized appreciation or depreciation                                             12,205
Net increase in net assets resulting from operations                                         $    44,858

See accompanying notes to financial statements.

Statement of changes in net assets
IDS Intermediate Tax-Exempt Fund


                                    Operations and distributions


                                                                     For the period       For the period
                                                                  from Dec. 1, 1996    from Nov. 13, 1996*
                                                                   to Jan. 31, 1997     to Nov. 30, 1996
                                                                        (Unaudited)

Investment income -- net                                               $   32,653          $      936
Net change in unrealized appreciation or depreciation                      12,205               6,566
Net increase in net assets resulting from operations                       44,858               7,502
Distributions to shareholders from:
   Net investment income
     Class A                                                              (25,783)               (787)
     Class B                                                               (6,504)               (148)
     Class Y                                                                   (6)                 (1)
Total distributions                                                       (32,293)               (936)

                                    Capital share transactions (Note 4)

Proceeds from sales
   Class A shares (Note 2)                                              6,397,258           1,554,812
   Class B shares                                                       2,279,420             450,611
Reinvestment of distributions at net asset value
   Class A shares                                                          22,785                 474
   Class B shares                                                           5,908                 103
   Class Y shares                                                               6                   1
Payments for redemptions
   Class A shares                                                       (785,187)             (16,159)
   Class B shares (Note 2)                                              (339,416)                (550)
Increase  in net assets from  share transactions                        7,580,774           1,989,372
Total increase in net assets                                            7,593,339           1,995,938

Net assets at beginning of period                                       1,998,938               3,000
Net assets at end of period
   (including undistributed net investment income of
    $360 and $0)                                                       $9,592,277          $1,998,938

* Commencement of operations
See accompanying notes to financial statements.

Notes to financial statements

IDS Intermediate Tax-Exempt Fund
(Unaudited as to Jan. 31, 1997)
________________________________________________________
1. Summary of significant accounting policies

IDS Intermediate Tax-Exempt Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y, respectively.

The Fund invests primarily in investment-grade bonds and other debt securities issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures  transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

At Jan. 31, 1997, AEFC owned 201 Class Y shares.
________________________________________________________
2. Expenses and sales charges

The Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.
Additional  administrative  services  paid  by the  Fund  are  office  expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $128,644 for Class A for the period ended Jan. 31, 1997.

AEFC has agreed to waive certain fees and to absorb certain other of the Fund's expenses until Nov. 30, 1997. Under this agreement, the Fund's total expenses will not exceed 0.90% for Class A, 1.66% for Class B and 0.73% for Class Y of the Fund's average daily net assets.

________________________________________________________
3. Securities transactions

Cost of purchases of securities (other than short-term obligations) aggregated $8,307,710 for the period ended Jan. 31, 1997. Realized gains and losses are determined on an identified cost basis.

________________________________________________________
4. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Period ended Jan. 31, 1997

                                                  Class A           Class B          Class Y
_____________________________________________________________________________________________

Sold                                            1,271,860           453,346               --
Issued for reinvested                               4,530             1,175                1
   distributions
Redeemed                                         (156,145)          (67,576)              --
______________________________________________________________________________________________
Net increase                                    1,120,245           386,945                1
______________________________________________________________________________________________

                                               Period ended Nov. 30, 1996*

                                                  Class A           Class B          Class Y
_______________________________________________________________________________________________

Sold                                              309,309            89,635               --
Issued for reinvested                                  94                20               --
   distributions
Redeemed                                           (3,206)             (110)              --
_______________________________________________________________________________________________
Net increase                                      306,197            89,545               --

_______________________________________________________________________________________________

* Inception date was Nov. 13, 1996.

______________________________________________________________________________
5. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Investments in securities


IDS Intermediate Tax-Exempt Fund                                                           (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                                                  investments compared to net assets)

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Municipal bonds (96.3%)

--------------------------------------------------------------------------------------------------------


Name of issuer and title of issue  (b,c)                    Coupon   Maturity  Principal        Value(a)
                                                            rate       year     amount

--------------------------------------------------------------------------------------------------------
Alaska (1.0%)
Ancorage Light & Power Senior Lien
  Electric Utilities Refunding Revenue Bonds
  Series 1996C (AMBAC Insured)                              4.10%    1999      $100,000         $ 99,551

--------------------------------------------------------------------------------------------------------
Arizona (2.7%)
Phoenix Water System Refunding Revenue Bonds
  Series 1993                                               4.40     1999        75,000           75,339
Salt River  Agricultural Improvement & Power
  District Electric Refunding Revenue Bonds
  Series 1993C                                              4.25     2001        70,000           69,649
State Health Facility Authority Hospital
  Refunding Revenue Bonds Samaritan Health Systems
  Series A (MBIA Insured)                                   5.10     2002        25,000           25,542
State Transportation Board Highway Sales Tax
  Refunding Revenue Bonds
  Series  1993                                              4.25     1998        85,000           85,579

                                                                                               -------------
Total                                                                                            256,109

--------------------------------------------------------------------------------------------------------
Arkansas (0.4%)
State Finance Authority Revolving Loan
  Refunding Revenue Bonds Series 1993B
  (MBIA Insured)                                            4.80     2004        40,000           40,169

--------------------------------------------------------------------------------------------------------
Colorado (2.5%)
Arvada Urban Renewal Authority
  Tax Allocation Refunding Revenue Bonds
  Series 1997A (MBIA Insured)                               5.25     2002       200,000          206,726
Denver City & County School District #1 Facility
  Certificate of Participation
  Series 1996 (AMBAC Insured)                               5.00     2005        30,000           30,298

                                                                                              -------------
Total                                                                                            237,024


Connecticut (1.4%)
State Unlimited General Obligation Bonds
  Series 1995A                                              5.00     2000       130,000          132,588

--------------------------------------------------------------------------------------------------------
Florida (1.7%)
State Ports Financing Commission
  Port District Revenue Bonds
  Series 1996 (MBIA Insured) A.M.T                          4.60     2003       100,000           98,945
State  Unlimited General Obligation Bonds
  Series 1991                                               5.40     1998        65,000           66,051

                                                                                               -----------
Total                                                                                            164,996

--------------------------------------------------------------------------------------------------------
Georgia (2.9%)
Clarke County Hospital Authority
  Hospital Revenue Certificates
  Series 1996 (MBIA Insured)                                5.00     2001       150,000          152,605
Dalton Development Authority
  Revenue Certificates
  Series 1996 (MBIA Insured)                                4.63     2004       125,000 (d)      123,394

                                                                                              -------------
Total                                                                                            275,999

--------------------------------------------------------------------------------------------------------

Illinois (6.5%)
Chicago Unlimited General Obligation Project &
  Refunding Bonds Series 1996B (FGIC Insured)               5.00     2000       130,000          132,144
North Chicago Unlimited General Obligation
  Refunding Bonds Series 1996 (FGIC Insured)                4.60     2001       200,000          201,776
State Educational Facilities Authority Revenue Bonds
  Lewis University Series 1996                              5.10     2003       140,000          137,773
State Health Facilities Authority Hospital
  Refunding Revenue Bonds Series 1996A                      5.00     2003       125,000          124,515
State Health Facilities Authority Hospital
  Riverside Health Systems  Refunding Revenue Bonds
  Series 1996A (MBIA Insured)                               5.00     2004        25,000           25,094

                                                                                               -------------
Total                                                                                            621,302

--------------------------------------------------------------------------------------------------------
Indiana (4.6%)
Purdue University Certificate of Participation
  Series 1996                                               5.75     2006       150,000          157,326
State Bank Revenue Bonds
  Series B                                                  5.00     1999       160,000          162,462
State Transportation Finance Authority Airport
  Facility Lease Refunding Revenue Bonds
  Series 1996A (AMBAC Insured)                              4.50     2003       125,000          123,219

                                                                                           -------------
Total                                                                                            443,007

--------------------------------------------------------------------------------------------------------
Kansas (2.1%)
State Development Finance Authority
  Health Facilities Revenue Hays Medical Center
  Series B (MBIA Insured)                                   5.00     2000       200,000          204,554

--------------------------------------------------------------------------------------------------------
Louisiana (2.2%)
State Unlimited Tax General Obligation
  Refunding Bonds Series 1996A                              6.00     2002       200,000          213,670

--------------------------------------------------------------------------------------------------------
Maine (1.1%)
State Technical College System
  Certificate of Participation
  Series 1997 (MBIA Insured)                                4.80     2002       100,000          100,561

--------------------------------------------------------------------------------------------------------
Michigan (1.3%)
Detroit Sewer Disposal Refunding Revenue Bonds
  Series 1993A (FGIC Insured)                               5.25     2005        25,000           25,631
State Trunk Line Fuel Sales Tax
  Refunding Revenue Bonds Series 1992B-1                    5.10     1999       100,000          102,420

                                                                                             -------------
Total                                                                                            128,051

--------------------------------------------------------------------------------------------------------
Minnesota (1.6%)
State Unlimited General Obligation Refunding Bonds
  Series 1993                                               4.80     1998       150,000          152,145

--------------------------------------------------------------------------------------------------------
Mississippi (3.1%)
Jackson Airport Authority Revenue Bonds
  (AMBAC Insured)                                           6.25     2001-2     280,000          297,770

--------------------------------------------------------------------------------------------------------
Missouri (2.4%)
Kansas City Water Revenue Bonds
  Series 1996B                                              5.75     1999       100,000          104,229
State Health & Educational Facility Authority
  Hospital Revenue Bonds Series 1993A                       4.50     2002       125,000          123,834

                                                                                             -------------
Total                                                                                            228,063

--------------------------------------------------------------------------------------------------------
Nevada (1.1%)
Washoe County Limited General Obligation
  Refunding Bonds Series 1993B (AMBAC Insured)              4.80     2000       100,000          101,475

--------------------------------------------------------------------------------------------------------
New Hampshire (1.0%)
State Business Finance Authority Resource
  Recovery Revenue Bonds (MBIA Insured)                     4.65     2001       100,000          100,115

--------------------------------------------------------------------------------------------------------

New York (10.9%)
New York City Individual Development Agency
  Civilian Facilities Revenue Bonds Young Men's
  Christian Association Greater New York Project            5.00     2002       300,000          297,867
New York City Unlimited General Obligation Bonds
  Series 1996E                                              5.10     2002        20,000           19,953
New York City Unlimited General Obligation Bonds
  Series 1997G                                              5.00     2000-2     300,000          299,284
State Dormitory Authority Federal Housing
  Authority Insured Hospital Revenue Bonds
  Series 1996 (AMBAC Insured)                               5.00     2001       125,000          126,990
State Environmental Facilities Corporation
  Special Obligation Lease Refunding Revenue Bonds
  Series 1996 (AMBAC Insured)                               4.60     2001       200,000          200,968
State Urban Development Corporation Lease Revenue Bonds
  Series 1996-7                                             5.00     2004        70,000           68,873
State Urban Development Correctional Facility
  Sub Lein Revenue Bonds Series 1996                        5.25     2002        30,000           30,794

                                                                                              -------------
Total                                                                                          1,044,729

--------------------------------------------------------------------------------------------------------
North Carolina (1.4%)
State Medical Care Community Hospital Revenue Bonds
  Duke University Hospital
  Series 1996C                                              4.75     2004        30,000           29,669
Union City Unlimited General Obligation Bonds
  Series 1996B (MBIA Insured)                               5.25     2001       100,000          103,294

                                                                                              -------------
Total                                                                                            132,963

--------------------------------------------------------------------------------------------------------
North Dakota (1.0%)
Ward County Health Care Facility Revenue Bonds
  Series 1996A                                              5.40     2003       100,000           99,035

--------------------------------------------------------------------------------------------------------
Ohio (4.4%)
Cleveland Cuyahoga County Port Authority
  Refunding Revenue Bonds
  Sub Rock & Roll Hall of Fame                              5.10     2002       300,000          298,485
University of Cincinnati Certificate of Participation
  Series 1996 (MBIA Insured)                                4.55     2004       125,000          123,125

                                                                                            -------------
Total                                                                                            421,610

--------------------------------------------------------------------------------------------------------
Oklahoma (2.9%)
Enid Municipal Authority Sales Tax & Utility
  Refunding Revenue Bonds
  Series 1996 (AMBAC Insured)                               4.50     2000       250,000          250,695
Norman Hospital Authority Refunding Revenue Bonds
  Series 1996A (MBIA Insured)                               5.00     2004        30,000           30,244

                                                                                               -------------
Total                                                                                            280,939

--------------------------------------------------------------------------------------------------------
Oregon (0.6%)
Health Sciences University College Revenue Bonds
  Series 1995A (MBIA Insured)                               4.38     2002        60,000           59,343

--------------------------------------------------------------------------------------------------------
Pennsylvania (4.0%)
Commonwealth of Pennsylvania Unlimited General
  Obligation Bonds 3rd Series 1993                          4.50     2000       150,000          150,684
Cumberland County Municipal Authority
  Nursing Home Revenue Bonds
  Series 1996                                               5.35     2003       125,000          124,355
Philadelphia  Independent Development
  Authority Lease Revenue Bonds Series 1996A
  (MBIA Insured)                                            4.45     2001        70,000           69,764
Philadelphia Intergovernmental Cooperation Authority
  Special Tax Revenue Bonds
  Series 1992                                               6.00     2002        40,000           42,734

                                                                                               -------------
Total                                                                                            387,537

--------------------------------------------------------------------------------------------------------
Rhode Island (2.1%)
State Refunding Certificate of Participation
  Series 1997 (MBIA Insured)                                4.70     2002       200,000          199,772

--------------------------------------------------------------------------------------------------------
South Carolina (0.7%)
Pickens County School District Unlimited
  General Obligation Bonds Series 1996A
  (FGIC Insured)                                            4.90     2006        70,000           69,995
-------------------------------------------------------------------------------------------------------
South Dakota (1.6%)
Sioux Falls Sales Tax Revenue Bonds
  Series 1996A (AMBAC Insured)                              5.00     2004       150,000          152,602

--------------------------------------------------------------------------------------------------------

Tennessee (0.3%)
Memphis Unlimited General Obligation Bonds
  Series 1992                                               4.80     1998        25,000           25,266

--------------------------------------------------------------------------------------------------------
Texas (9.3%)
Arlington Independent School District Unlimited
  General Obligation Refunding & Improvement Bonds
  Series 1995 Permanent School Fund Guarantee               6.50     2004        25,000           27,575
Austin Utility System Refunding Revenue Bonds
  Series 1993                                               5.00     1999       300,000          304,971
Houston Water & Sewer System Revenue Jr. Lien
  Refunding Bonds Series 1992C (MBIA Insured)               5.10     1999       100,000          102,509
Houston Water & Sewer System Refunding Revenue Bonds
  Series 1992B                                              5.25     1999       250,000          256,593
Hutto Independent School District Unlimited Tax
  School Building & Refunding Bonds
  Series 1997 Permanent School Fund Guarantee               4.40     2000       100,000          100,167
North Municipal Water District Solid Waste
  Disposal Systems Revenue Bonds Series 1996
  (AMBAC Insured)                                           4.90     2004        35,000           35,285
Trinity River  Authority Wastewater System
  Refunding Revenue Bonds Series A                          5.10     2001        25,000           25,626
University of Texas Permanent Fund College
  Refunding Revenue Bonds Series 1996                       4.50     1999        40,000           40,464

                                                                                             -------------
Total                                                                                            893,190

--------------------------------------------------------------------------------------------------------
Utah (4.2%)
St. George Excise Tax Revenue Bonds
  Series 1996 (AMBAC Insured)                               4.05     1998       250,000          250,557
Salt Lake City School District Unlimited General
  Obligation Bonds Series 1995A                             5.25     2001       150,000          154,712

                                                                                              -------------
Total                                                                                            405,269

--------------------------------------------------------------------------------------------------------
Virginia (3.2%)
Chesapeake Individual Development Authority
  Public Facility Lease Revenue Bonds
  Series 1996 (MBIA Insured)                                4.80     2003       100,000          100,754
State College Building Authority Educational
  Facilities Revenue 21st Century College Program           5.00     1998       200,000          203,234

                                                                                              -------------
Total                                                                                            303,988

--------------------------------------------------------------------------------------------------------
Washington (3.4%)
State Public Power Supply System Nuclear Project #3
  Refunding Revenue Bonds Series 1993B                      5.15     2002       300,000          303,519
State Unlimited General Obligation Bonds
  Series 1995C                                              5.50     1997        25,000           25,201

                                                                                              -------------
Total                                                                                            328,720

--------------------------------------------------------------------------------------------------------
West Virginia (1.1%)
State Facility Authority Community Building
  SeriesA (MBIA Insured)                                    5.00     2002       100,000          101,559

--------------------------------------------------------------------------------------------------------
Wisconsin (5.6%)
Mequon Bond Anticipation Note
  Series 1996                                               4.10     1998       150,000          149,766
State Health and Educational Facilities Authority
  Revenue Bonds
  Series 1996 (MBIA Insured)                                4.75     2004       150,000          148,830
State Health and Educational Facilities Authority
  Revenue Bonds Meriter Hospital Series 1996                4.45     1998       100,000          100,222
State Health and Educational Facilities Authority
  Revenue Bonds Meriter Hospital Series 1996                4.65     1999       100,000          100,336
State Unlimited General Obligation Bonds
  Series 1996F                                              4.50     2002        35,000           34,945

                                                                                              -------------
Total                                                                                            534,099
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Total municipal bonds
(Cost: $9,218,994)                                                                            $9,237,765
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
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

Short-term securities (7.3%)


Issuer (d)                                                  Annualized    Amount             Value(a)
                                                            yield on      payable at
                                                            date of       maturity
                                                            purchase

--------------------------------------------------------------------------------------------------------
Municipal notes
Port Arthur Naval District of Jefferson Pollution
  Control Revenue Bonds                                     3.70%         $400,000           $  400,000
Washington University Health & Education
  Facility Authority Series A                               3.70           300,000              300,000

--------------------------------------------------------------------------------------------------------
Total short-term securities                                                                  $  700,000
(Cost: $700,000)
--------------------------------------------------------------------------------------------------------
Total investment in securities
(Cost: $9,918,994) (f)                                                                       $9,937,765
--------------------------------------------------------------------------------------------------------

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                                        (Unaudited)

Rating                                            1-31-97             11-30-96
AAA                                                    55%                  36%
AA                                                     19                   29
A                                                      10                   30
BBB                                                    11                    3
BB and below                                            5                    2
Non-rated                                              --                   --
-------------------------------------------------------------------------------
Total                                                 100%                 100%
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(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
AMBAC -- American Municipal Bond Association Corporation
FGIC -- Financial Guarantee Insurance Corporation
MBIA -- Municipal Bond Investors Assurance

(d) Interest rate varies to reflect current market conditions: rates shown are the effective rates on Jan. 31, 1997.

(e) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or week's notice. The maturity date disclosed represents the final maturity. The following abbreviation is used in the portfolio descriptions:
A.M.T. - Alternative Minimum Tax - As of Jan. 31, 1997, the value of securities subject to alternative minimum tax represented 1.0% of net assests.

(f) At Jan. 31, 1997, the cost of securities for federal income tax purposes was approximately $9,919,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $29,000
Unrealized depreciation                                              (10,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                          $19,000
------------------------------------------------------------------------------